Research and development expenses and advertising costs	12 Months Ended
Mar. 31, 2013
Research and development expenses and advertising costs

17.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥268,221 million, ¥267,853 million and ¥269,192 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥90,977 million, ¥94,821 million and ¥104,209 million, which are included in the selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.